UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed Income Shares-Government STIF Portfolio

Portfolio of Investments

January 31, 2009 (unaudited)

	Yield *	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
U.S. Government & Government Sponsored Agency Obligations - 80.6%
Bank of America Corp. - FDIC INS
7/29/10 (a)	1.23%	$10,300	$10,300,000
Citigroup Funding Inc. - FDIC INS
7/30/10 (a)	1.27%	26,000	26,000,000
Federal Farm Credit Bank
10/22/09 (a)	0.25%	25,000	24,992,679
7/20/09	5.38%	5,000	5,115,173
Series 1
2/11/09 (a)	0.27%	20,000	20,000,000
4/23/10 (a)	0.45%	10,000	10,000,000
Federal Farm Credit Discount Notes
3/17/09	0.20%	5,700	5,698,638
6/15/09	0.40%	7,000	6,989,656
Federal Home Loan Bank Discount Notes
2/02/09	2.21%-2.56%	31,657	31,657,000
2/24/09	0.65%-2.67%	20,225	20,202,358
2/09/09	0.12%	2,020	2,019,953
2/20/09	0.19%	20,000	19,998,100
3/04/09	0.21%	8,735	8,733,471
3/09/09	0.21%	10,370	10,367,883
3/02/09	0.22%	9,875	9,873,310
3/16/09	0.27%	15,000	14,995,275
3/13/09	0.30%	12,000	11,996,100
3/31/09	0.31%	10,000	9,995,092
4/20/09	0.40%	6,062	6,056,814
5/18/09	0.42%	35,000	34,957,125
6/15/09	0.44%	12,100	12,080,331
6/26/09	0.47%	4,085	4,077,320
6/22/09	0.48%	9,000	8,983,200
7/13/09	0.52%	7,665	7,647,175
2/04/09	2.32%	14,200	14,198,186
Federal Home Loan Banks
4/03/09	3.24%	10,000	10,001,543
3/13/09	4.75%	4,460	4,481,969
3/13/09	5.25%	6,625	6,660,881
Series 1
7/28/10 (a)	1.13%	10,000	10,000,000

Federal Home Loan Mortgage Corp.
12/16/09 (a)	0.36%	25,000	24,994,606
10/07/09 (a)	0.37%	20,000	20,004,144
4/15/09	3.38%	5,703	5,735,366
Federal Home Loan Mortgage Discount Notes
2/03/09	0.09%-2.01%	24,100	24,099,535
3/16/09	1.15%-1.21%	20,000	19,972,583
3/30/09	0.25%-0.80%	15,915	15,902,587
2/09/09	0.10%	2,940	2,939,943
3/11/09	0.20%	15,000	14,996,917
5/13/09	0.40%	16,400	16,381,778
6/15/09	0.47%	9,000	8,984,373
6/24/09	0.47%	5,800	5,789,247
3/26/09	0.57%	25,000	24,979,417
3/27/09	0.70%	15,000	14,984,542
2/11/09	1.81%	10,000	9,995,500
3/03/09	1.81%	7,000	6,989,850
3/02/09	1.96%	15,000	14,977,250
2/10/09	2.32%	15,000	14,992,333
2/02/09	2.39%	12,600	12,600,000
2/24/09	2.63%	19,000	18,969,695
Federal National Mortgage Association
7/28/09 (a)	1.02%	15,000	15,036,250
7/13/10 (a)	1.24%	25,000	24,997,028
3/16/09	3.63%	1,000	1,003,873
Federal National Mortgage Association Discount Notes
2/18/09	0.20%-1.05%	17,000	16,994,711
2/02/09	0.07%	12,640	12,640,000
2/25/09	0.19%	25,000	24,996,965
3/05/09	0.20%	5,700	5,699,018
3/16/09	0.24%	12,000	11,996,640
4/08/09	0.30%	7,400	7,395,992
5/01/09	0.40%	3,034	3,031,033
5/06/09	0.40%	4,840	4,834,999
5/29/09	0.43%	10,000	9,986,144
6/01/09	0.44%	12,850	12,831,310
5/11/09	0.45%	3,000	2,996,325
3/13/09	0.46%	2,951	2,950,488
6/17/09	0.47%	10,000	9,982,375
2/23/09	0.65%	5,000	4,998,104
4/01/09	0.80%	16,692	16,670,486
4/06/09	0.80%	9,750	9,736,350
2/27/09	1.56%	7,404	7,396,030
2/09/09	2.52%	10,000	9,995,139
2/17/09	2.57%	10,000	9,989,375

			872,527,533

Repurchase Agreements - 19.3%
Barclays Bank, 0.21%, dated 1/22/09 due 2/5/09 in the amount of $20,001,633 (collateralized by $20,838,000 FHLMC, 4.34%, due 12/18/17, value $20,400,691)	20,000	20,000,000
Barclays Bank, 0.28%, dated 1/30/09 due 2/12/09 in the amount of $25,002,528 (collateralized by $26,934,000 FNMA, 4.10%, due 12/17/18, value $25,500,498)	25,000	25,000,000
Credit Suisse, 0.20%, dated 1/27/09 due 2/3/09 in the amount of $25,000,972 (collateralized by $25,545,000 U.S. Treasury Bill, 0.00%, due 7/30/09, value $25,500,808)	25,000	25,000,000
Credit Suisse, 0.20%, dated 1/27/09 due 2/2/09 in the amount of $20,000,667 (collateralized by $20,440,000 U.S. Treasury Bill, 0.00%, due 7/30/09, value $20,404,640)	20,000	20,000,000
Greenwich Capital, 0.20%, dated 1/26/09 due 2/6/09 in the amount of $20,001,222 (collateralized by $17,940,000 U.S. Treasury Bill, 4.50%, due 5/15/17, value $20,400,964)	20,000	20,000,000
Greenwich Capital, 0.27%, dated 1/30/09 due 2/13/09 in the amount of $25,002,625 (collateralized by $22,425,000 U.S. Treasury Bill, 4.50%, due 5/15/17, value $25,501,205)	25,000	25,000,000
HSBC Bank, 0.25%, dated 1/30/09 due 2/2/09 in the amount of $25,000,521 (collateralized by $35,350,000 Resolution Funding Strip, 0.00%, due 4/15/17, value $25,500,783)	25,000	25,000,000
Mizuho Securities, 0.27%, dated 1/30/09 due 2/2/09 in the amount of $25,000,563 (collateralized by $25,511,000 FHLB, 0.00%, due 3/26/09, value $25,500,796)	25,000	25,000,000
UBS Securities LLC, 0.25%, dated 1/30/09 due 2/2/09 in the amount of $24,100,502 (collateralized by $24,590,000 FHLMC, 0.00%, due 3/4/09, value $24,585,083)	24,100	24,100,000

		209,100,000

Total Investments - 99.9% (cost $1,081,627,533) (b)		1,081,627,533
Other assets less liabilities - 0.1%		742,647

Net Assets - 100.0%		$1,082,370,180

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2009.

(b)	As of January 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		1,081,627,533			– 0	–
Level 3		– 0	–		– 0	–

Total		$1,081,627,533		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 27, 2009